Asset Retirement Obligation (Changes in Asset Retirement Obligations) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Changes In Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 2,687,801	$ 1,336,151	$ 1,336,151	$ 908,790
Liabilities incurred during the period	516		56,825	347,018
Liabilities settled during the period	(4,996)		(96,465)	(1,427)
Accretion	63,695	28,193	139,779	93,973
Liabilities acquired			1,251,511
Asset retirement obligations, ending balance	$ 2,747,016		$ 2,687,801	$ 1,336,151